Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		$ 2,480	$ 2,770	$ 2,507
Financial Assets at fair value through profit or loss		210	410	392
Subtotal Financial Assets		2,690	3,180	2,899
Non-financial Assets		308	783	601
Total		2,998	3,963	3,500
Financial liabilities at amortized cost		11,405	10,198	9,868
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		11,405	10,198	9,868
Non-financial liabilities		9	57	68
Total		11,414	10,255	9,936
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	[1]	232	246	221
Financial Assets at fair value through profit or loss	[1]	0	0	0
Subtotal Financial Assets	[1]	232	246	221
Non-financial Assets	[1]	308	783	601
Total	[1]	540	1,029	822
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	[2]	1,063	1,641	1,545
Financial Assets at fair value through profit or loss	[2]	0	0	0
Subtotal Financial Assets	[2]	1,063	1,641	1,545
Non-financial Assets	[2]	0	0	0
Total	[2]	1,063	1,641	1,545
Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		158	446	424
Financial Assets at fair value through profit or loss		114	74	98
Subtotal Financial Assets		272	520	522
Non-financial Assets		0	0	0
Total		272	520	522
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost		1,027	437	317
Financial Assets at fair value through profit or loss		96	336	294
Subtotal Financial Assets		1,123	773	611
Non-financial Assets		0	0	0
Total		1,123	773	611
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		666	566	542
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		666	566	542
Non-financial liabilities		0	0	0
Total		666	566	542
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		8,190	7,088	7,379
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		8,190	7,088	7,379
Non-financial liabilities		0	0	0
Total		8,190	7,088	7,379
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		232	31	43
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		232	31	43
Non-financial liabilities		2	0	0
Total		234	31	43
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost		2,317	2,513	1,904
Financial liabilities at fair value through profit or loss		0	0	0
Subtotal financial liabilities		2,317	2,513	1,904
Non-financial liabilities		7	57	68
Total		$ 2,324	$ 2,570	$ 1,972

[1]	Does not include the provision for other doubtful receivables.
[2]	Does not include the provision for doubtful trade receivables.